Exhibit 99.6 Schedule 8

QM ATR Data
Run Date - 10/xx/2023 10:56:48 AM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Level ATR/QM Status	Application Date Prior to 1/xx/2014	Lender Application Date	GSE Eligible	ATR/QM Total Points and Fees	Rate Lock Date	APR	Borrower Employment Indicator	Co Borrower Employment Indicator	Borrower Foreign National Indicator	Co Borrower Foreign National Indicator	Residual Income to Qualify?	ATR/QM Residual Income
1371725	CASDW221012578	CASDW221012578	Non-QM	No	03/xx/2022		xx	03/xx/2022	6.20%	Self-Employed		US Citizen		Yes	xx
1431700	CASDW221014990	CASDW221014990	Exempt	No	06/xx/2022	No			0.00%	Not Required		Permanent Resident Alien		No
1429537	CASDW221016658	CASDW221016658	Exempt	No	08/xx/2022				0.00%	Not Required	Not Required	US Citizen	US Citizen	No